Financing receivables, net - Aging analysis of past due (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing receivables
Total financing receivables	¥ 110,418	¥ 100,428
Total Past Due
Financing receivables
Total financing receivables	347	2,286
Current
Financing receivables
Total financing receivables	110,071	98,142
1 - 30 Days Past Due
Financing receivables
Total financing receivables	278	1,354
31 - 60 Days Past Due
Financing receivables
Total financing receivables	¥ 69	700
61 - 90 Days Past Due
Financing receivables
Total financing receivables		¥ 232